Definite-lived intangible assets - Summary of definite-lived intangible assets (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Patents, gross		$ 217,369	$ 211,705
Less accumulated amortization		(18,671)	(5,324)
Definite-lived intangible assets, net	$ 188,421	$ 198,698	$ 206,381